Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

A disaggregation of revenue for the three months ended December 31, 2025 and 2024 is as follows:

	For the three months ended
	December 31,
	2025	2024
Property management	$108,696	$164,662
Development and construction management	66,000	16,497
Procurement	-	48,708
Consulting services – EB5	208,900	-
Revenue - related parties	383,596	229,867

Consulting services	80,000	200,000
Property management	19,647	-
Revenue	99,647	200,000
Total revenue	$483,243	$429,867

A disaggregation of revenue for the years ended September 30, 2025 and 2024 is as follows:

	Year Ended
	September 30,
	2025	2024
Property management	$547,304	$579,083
Development and construction management	146,963	94,500
Procurement	48,708	237,188
Renovation management	-	252,814
Consulting services	150,653	-
Revenue - related parties	893,628	1,163,585
EB-5 immigrant investor services	-	690,000
Consulting services	425,000	-
Property management	59,521	-
Revenue	484,521	690,000
Total revenue	$1,378,149	$1,853,585

Schedule of Deferred Revenue

The following table summarizes the deferred revenue balance as of December 31, 2025 and September 30, 2025:

	December 31,	September 30,
	2025	2025
Balance, beginning	$35,000	$40,000
New service contracts	116,000	35,000
Revenue recognized	(116,000)	(40,000)
Balance, ending	$35,000	$35,000

The following table summarizes the deferred revenue balance as of September 30, 2025 and 2024:

	September 30,
	2025	2024
Balance, beginning	$40,000	$60,000
New service contracts	35,000	670,000
Revenue recognized	(40,000)	(690,000)
Balance, ending	$35,000	$40,000

Schedule of Computation of Basic and Diluted Income Per Share

The following table sets forth the computation of basic and diluted income per share:

	For the three months ended
	December 31,
	2025	2024
Numerator:
Net income	$94,712	$113,335
Less: Preferred stock dividends	25,479	-
Net income available to common stockholders	$69,233	$113,335
Denominator:
Denominator for basic EPS – weighted average shares
Basic	5,120,898	4,707,581

Denominator for diluted EPS – weighted average shares
Basic	5,120,898	4,707,581
Plus: Effect of dilutive securities	-	-
Diluted	5,120,898	4,707,581

Net income per common share
Basic	$0.01	$0.02
Diluted	$0.01	$0.02